Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation The consolidated financial statements include the accounts of the Company and its subsidiaries and all VIEs for which the Company has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or right to receive benefits of the VIE that could potentially be significant to the VIE. Consolidation eliminates intercompany accounts and transactions. Certain items in prior periods have been reclassified to conform to the current period presentation.
Consolidation	Basis of Presentation The consolidated financial statements include the accounts of the Company and its subsidiaries and all VIEs for which the Company has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and the obligation to absorb losses or right to receive benefits of the VIE that could potentially be significant to the VIE. Consolidation eliminates intercompany accounts and transactions. Certain items in prior periods have been reclassified to conform to the current period presentation.
Uses of Estimates	Uses of Estimates The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual experience could differ from those estimates and assumptions.
Securities
Securities
Realized gains or losses on securities are determined on a trade date basis based on the specific amortized cost of the investments sold.
Trading Securities Securities held for resale are classified as trading securities and are included in other assets and reported at fair value. Changes in fair value and realized gains or losses are reported in noninterest income.
Available-for-sale Securities Debt securities that are not trading securities but may be sold before maturity in response to changes in the Company’s interest rate risk profile, funding needs, demand for collateralized deposits by public entities or other reasons are carried at fair value with unrealized net gains or losses reported within other comprehensive income (loss). Declines in fair value related to credit, if any, are recorded through the establishment of an allowance for credit losses.
Held-to-maturity Securities Debt securities for which the Company has the positive intent and ability to hold to maturity are reported at historical cost adjusted for amortization of premiums and accretion of discounts.
Expected credit losses, if any, are recorded through the establishment of an allowance for credit losses.
Securities Purchased Under Agreements to Resell and Securities Sold Under Agreements to Repurchase Securities purchased under agreements to resell and securities sold under agreements to repurchase are accounted for as collateralized financing transactions with a receivable or payable recorded at the amounts at which the securities were acquired or sold, plus accrued interest. Collateral requirements are continually monitored and additional collateral is received or provided as required. The Company records a receivable or payable for cash collateral paid or received.
Equity Investments
Equity Investments
Equity investments in entities where the Company has a significant influence (generally between 20 percent and 50 percent ownership), but does not control the entity, are accounted for using the equity method. Investments in limited partnerships and similarly structured limited liability companies where the Company’s ownership interest is greater than 5 percent are accounted for using the equity method. Equity investments not using the equity method are accounted for at fair value with changes in fair value and realized gains or losses reported in noninterest income, unless fair value is not readily determinable, in which case the investment is carried at cost subject to adjustments for any observable market transactions on the same or similar instruments of the investee. Most of the Company’s equity investments do not have readily determinable fair values. All equity investments are evaluated for impairment at least annually and more frequently if certain criteria are met.
Loans
Loans
The Company offers a broad array of lending products and categorizes its loan portfolio into two segments, which is the level at which it develops and documents a systematic methodology to determine the allowance for credit losses. The Company’s two loan portfolio segments are commercial lending and consumer lending. The Company further disaggregates its loan portfolio segments into various classes based on their underlying risk characteristics. The two classes within the commercial lending segment are commercial loans and commercial real estate loans. The three classes within the consumer lending segment are residential mortgages, credit card loans and other retail loans.
Originated Loans Held for Investment Loans the Company originates as held for investment are reported at the principal amount outstanding, net of unearned interest income and deferred fees and costs, and any direct principal charge-offs. Interest income is accrued on the unpaid principal balances as earned. Loan and commitment fees and certain direct loan origination costs are deferred and recognized over the life of the loan and/or commitment period as yield adjustments.
Purchased Loans All purchased loans are recorded at fair value at the date of purchase and those acquired on or after January 1, 2020 are divided into those considered PCD and those not considered PCD. An allowance for credit losses is established for each population and considers product mix, risk characteristics of the portfolio, delinquency status and refreshed loan-to-value ratios when possible. The allowance established for purchased loans not considered PCD is recognized through provision expense upon acquisition, whereas the allowance established for loans considered PCD at acquisition is offset by an increase in the basis of the acquired loans. Any subsequent increases and decreases in the allowance related to purchased loans, regardless of PCD status, are recognized through provision expense, with charge-offs charged to the allowance.
Commitments to Extend Credit Unfunded commitments for residential mortgage loans intended to be held for sale are considered derivatives and recorded in other assets and other liabilities on the Consolidated Balance Sheet at fair value with changes in fair value recorded in noninterest income. All other unfunded loan commitments are not considered derivatives and are not reported on the Consolidated Balance Sheet. Reserves for credit exposure on all other unfunded credit commitments are recorded in other liabilities.
Allowance for Credit Losses The allowance for credit losses is established for current expected credit losses on the Company’s loan and lease portfolio, including unfunded credit commitments. The allowance considers expected losses for the remaining lives of the applicable assets, net of expected recoveries. The allowance for credit losses is increased through provisions charged to earnings and reduced by net charge-offs. Management evaluates the appropriateness of the allowance for credit losses on a quarterly basis.
Multiple economic scenarios are considered over a three-year reasonable and supportable forecast period, which includes increasing consideration of historical loss experience over years two and three. These economic scenarios are constructed with interrelated projections of multiple economic variables, and loss estimates are produced that consider the historical correlation of those economic variables with credit losses. After the forecast period, the Company fully reverts to long-term historical loss experience, adjusted for expected prepayments and characteristics of the current loan and lease portfolio, to estimate losses over the remaining life of the portfolio. The economic scenarios are updated at least quarterly and are designed to provide a range of reasonable estimates, both better and worse than current expectations. Scenarios are weighted based on the Company’s expectation of economic conditions for the foreseeable future and reflect significant judgment and consideration of economic forecast uncertainty. Final loss estimates also consider factors affecting credit losses not reflected in the scenarios, due to the unique aspects of current conditions and expectations. These factors may include, but are not limited to, loan servicing practices, regulatory guidance, and/or fiscal and monetary policy actions.
The allowance recorded for credit losses utilizes forward-looking expected loss models to consider a variety of factors affecting lifetime credit losses. These factors include, but are not limited to, macroeconomic variables such as unemployment rates, real estate prices, gross domestic product levels, inflation, interest rates and corporate bonds spreads, as well as loan and borrower characteristics, such as internal risk ratings on commercial loans and consumer credit scores, delinquency status, collateral type and available valuation information, consideration of end-of-term losses on lease residuals, and the remaining term of the loan, adjusted for expected prepayments. For each loan portfolio, including those loans modified under various loan modification programs, model estimates are adjusted as necessary to consider any relevant changes in portfolio composition, lending policies, underwriting standards, risk management practices, economic conditions or other factors that would affect the accuracy of the model. Expected credit loss estimates also include consideration of expected cash recoveries on loans previously charged-off or expected recoveries on collateral dependent loans where recovery is expected through sale of the collateral at fair value less selling costs. Where loans do not exhibit similar risk characteristics, an individual analysis is performed to consider expected credit losses. For loans and leases that do not share similar risk characteristics with a pool of loans, the Company establishes individually assessed reserves. Reserves for larger individual nonperforming loans in the commercial lending segment are analyzed utilizing expected cash flows discounted using the original effective interest rate, the observable market price of the loan, or the fair value of the collateral, less selling costs, for collateral-dependent loans as appropriate. For smaller commercial loans collectively evaluated for impairment, historical loss experience is also incorporated into the allowance methodology applied to this category of loans.
The Company’s methodology for determining the appropriate allowance for credit losses also considers the imprecision inherent in the methodologies used and allocated to the various loan portfolios. As a result, amounts determined under the methodologies described above are adjusted by management to consider the potential impact of other qualitative factors not captured in the quantitative model adjustments which include, but are not limited to, the following: model imprecision, imprecision in economic scenario assumptions, and emerging risks related to either changes in the environment that are affecting specific portfolios, or changes in portfolio concentrations over time that may affect model performance. The consideration of these items results in adjustments to allowance amounts included in the Company’s allowance for credit losses for each loan portfolio.
The Company also assesses the credit risk associated with off-balance sheet loan commitments and letters of credit. The liability for off-balance sheet credit exposure related to loan commitments and other credit guarantees is included in other liabilities. Because business processes and credit risks associated with unfunded credit commitments are essentially the same as for loans, the Company utilizes similar processes to estimate its liability for unfunded credit commitments.
The results of the analysis are evaluated quarterly to confirm the estimates are appropriate for each specific loan portfolio, as well as the entire loan portfolio, as the entire allowance for credit losses is available for the entire loan portfolio.
Credit Quality The credit quality of the Company’s loan portfolios is assessed as a function of net credit losses, levels of nonperforming assets and delinquencies, and credit quality ratings as defined by the Company.
For all loan portfolio classes, loans are considered past due based on the number of days delinquent except for monthly amortizing loans which are classified delinquent based upon the number of contractually required payments not made (for example, two missed payments is considered 30 days delinquent). When a loan is placed on nonaccrual status, unpaid accrued interest is reversed, reducing interest income in the current period.
Commercial lending segment loans are generally placed on nonaccrual status when the collection of principal and interest has become 90 days past due or is otherwise considered doubtful. Commercial lending segment loans are generally fully charged down if unsecured by collateral or partially charged down to the fair value of the collateral securing the loan, less costs to sell, when the loan is placed on nonaccrual.
Consumer lending segment loans are generally charged-off at a specific number of days or payments past due. Residential mortgages and other retail loans secured by 1-4 family properties are generally charged down to the fair value of the collateral securing the loan, less costs to sell, at 180 days past due. Residential mortgage loans and lines in a first lien position are placed on nonaccrual status in instances where a partial charge-off occurs unless the loan is well secured and in the process of collection. Residential mortgage loans and lines in a junior lien position secured by 1-4 family properties are placed on nonaccrual status at 120 days past due or when they are behind a first lien that has become 180 days or greater past due or placed on nonaccrual status. Any secured consumer lending segment loan whose borrower has had debt discharged through bankruptcy, for which the loan amount exceeds the fair value of the collateral, is charged down to the fair value of the related collateral and the remaining balance is placed on nonaccrual status. Credit card loans continue to accrue interest until the account is charged-off. Credit cards are charged-off at 180 days past due. Other retail loans not secured by 1-4 family properties are charged-off at 120 days past due, and revolving consumer lines are charged-off at 180 days past due. Similar to credit cards, other retail loans are generally not placed on nonaccrual status because of the relative short period of time to charge-off. Certain retail customers having financial difficulties may have the terms of their credit card and other loan agreements modified to require only principal payments and, as such, are reported as nonaccrual.
For all loan classes, interest payments received on nonaccrual loans are generally recorded as a reduction to a loan’s carrying amount while a loan is on nonaccrual and are recognized as interest income upon payoff of the loan. However, interest income may be recognized for interest payments if the remaining carrying amount of the loan is believed to be collectible. In certain circumstances, loans in any class may be restored to accrual status, such as when a loan has demonstrated sustained repayment performance or no amounts are past due and prospects for future payment are no longer in doubt or when the loan becomes well secured and is in the process of collection. Loans where there has been a partial charge-off may be returned to accrual status if all principal and interest (including amounts previously charged-off) is expected to be collected and the loan is current.
The Company classifies its loan portfolio classes using internal credit quality ratings on a quarterly basis. These ratings include pass, special mention and classified, and are an important part of the Company’s overall credit risk management process and evaluation of the allowance for credit losses. Loans with a pass rating represent those loans not classified on the Company’s rating scale for problem credits, as minimal credit risk has been identified. Special mention loans are those loans that have a potential weakness deserving management’s close attention. Classified loans are those loans where a well-defined weakness has been identified that may put full collection of contractual cash flows at risk. It is possible that others, given the same information, may reach different reasonable conclusions regarding the credit quality rating classification of specific loans.
Loan Modifications In certain circumstances, the Company may modify the terms of a loan to maximize the collection of amounts due when a borrower is experiencing financial difficulties or is expected to experience difficulties in the near-term. The Company recognizes interest on modified loans if full collection of contractual principal and interest is expected. The effects of modifications on credit loss expectations, such as improved payment capacity, longer expected lives and other factors, are considered when measuring the allowance for credit losses. Modification performance, including redefault rates and how these compare to historical losses, are also considered. Modifications generally do not result in significant changes to the Company’s allowance for credit losses.
For the commercial lending segment, modifications generally result in the Company working with borrowers on a case-by-case basis. Commercial and commercial real estate modifications generally include extensions of the maturity date and may be accompanied by an increase or decrease to the interest rate. In addition, the Company may work with the borrower in identifying other changes that mitigate loss to the Company, which may include additional collateral or guarantees to support the loan. To a lesser extent, the Company may provide an interest rate reduction.
Modifications for the consumer lending segment are generally part of programs the Company has initiated. The Company modifies residential mortgage loans under Federal Housing Administration, United States Department of Veterans Affairs, or its own internal programs. Under these programs, the Company offers qualifying homeowners the opportunity to permanently modify their loan and achieve more affordable monthly payments. These modifications may include adjustments to interest rates, conversion of adjustable rates to fixed rates, extension of maturity dates or deferrals of payments, capitalization of accrued interest and/or outstanding advances, or in limited situations, partial forgiveness of loan principal. In some instances, participation in residential mortgage loan modification programs requires the customer to complete a short-term trial period. A permanent loan modification is contingent on the customer successfully completing the trial period arrangement, and the loan documents are not modified until that time.
Credit card and other retail loan modifications are generally part of distinct modification programs providing customers experiencing financial difficulty with modifications whereby balances may be amortized up to 60 months, and generally include waiver of fees and reduced interest rates.
Leases as lessor
Leases The Company, as a lessor, originates retail and commercial leases either directly to the consumer or indirectly through dealer networks. Retail leases, primarily automobiles, have terms up to 5 years. Commercial leases may include high dollar assets such as aircraft or lower cost items such as office equipment. At lease inception, retail lease customers may be provided with an end-of-term purchase option, which is based on the contractual residual value of the automobile at the expiration of the lease. Automobile leases do not typically contain options to extend or terminate the lease. Equipment leases may contain various types of purchase options. Some option amounts are a stated value, while others are determined using the fair market value at the time of option exercise.
Residual values on leased assets are reviewed regularly for impairment. Residual valuations for retail leases are based on independent assessments of expected used automobile sale prices at the end of the lease term. Impairment tests are conducted based on these valuations considering the probability of the lessee returning the asset to the Company, re-marketing efforts, insurance coverage and ancillary fees and costs. Valuations for commercial leases are based upon external or internal management appraisals. The Company manages its risk to changes in the residual value of leased vehicles, office and business equipment, and other assets through disciplined residual valuation setting at the inception of a lease, diversification of its leased assets, regular residual asset valuation reviews and monitoring of residual value gains or losses upon the disposition of assets. Retail lease residual value risk is mitigated further by the purchase of residual value insurance coverage and effective end-of-term marketing of off-lease vehicles.
Leases as lessee
The Company, as lessee, leases certain assets for use in its operations. Leased assets primarily include retail branches, operations centers and other corporate locations, and, to a lesser extent, office and computer equipment. For each lease with an original term greater than 12 months, the Company records a lease liability and a corresponding right of use (“ROU”) asset. The Company accounts for the lease and non-lease components in the majority of its lease contracts as a single lease component, with the determination of the lease liability at lease inception based on the present value of the consideration to be paid under the contract. The discount rate used by the Company is determined at commencement of the lease using a secured rate for a similar term as the period of the lease. The Company’s leases do not include significant variable lease payments.
Certain of the Company’s real estate leases include options to extend. Lease extension options are generally exercisable at market rates. Option periods that the Company is reasonably certain that it will exercise are included in the calculation of its ROU assets and lease liabilities.

Other Real Estate	Other Real Estate OREO is included in other assets, and is property acquired through foreclosure or other proceedings on defaulted loans. OREO is initially recorded at fair value, less estimated selling costs. The fair value of OREO is evaluated regularly and any decreases in value along with holding costs, such as taxes and insurance, are reported in noninterest expense.
Loans Held For Sale
Loans Held For Sale
Loans held for sale (“LHFS”) represent mortgage loans intended to be sold in the secondary market and other loans that management has an active plan to sell. LHFS are carried at the lower-of-cost-or-fair value as determined on an aggregate basis by type of loan with the exception of loans for which the Company has elected fair value accounting, which are carried at fair value. Any writedowns to fair value upon the transfer of loans to LHFS are reflected in loan charge-offs.
Where an election is made to carry the LHFS at fair value, any change in fair value is recognized in noninterest income. Where an election is made to carry LHFS at lower-of-cost-or-fair value, any further decreases are recognized in noninterest income and increases in fair value above the loan cost basis are not recognized until the loans are sold. Fair value elections are made at the time of origination or purchase based on the Company’s fair value election policy. The Company has elected fair value accounting for substantially all its MLHFS.
Derivative Financial Instruments
Derivative Financial Instruments
In the ordinary course of business, the Company enters into derivative transactions to manage various risks and to accommodate the business requirements of its customers. Derivative instruments are reported in other assets or other liabilities at fair value. Changes in a derivative’s fair value are recognized currently in earnings unless specific hedge accounting criteria are met.
All derivative instruments that qualify and are designated for hedge accounting are recorded at fair value and classified as either a hedge of the fair value of a recognized asset or liability (“fair value hedge”); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”); or a hedge of the volatility of a net investment in foreign operations driven by changes in foreign currency exchange rates (“net investment hedge”). Changes in the fair value of a derivative that is highly effective and designated as a fair value hedge, and the offsetting changes in the fair value of the hedged item, are recorded in earnings. Changes in the fair value of a derivative that is highly effective and designated as a cash flow hedge are recorded in other comprehensive income (loss) until cash flows of the hedged item are realized. Changes in the fair value of net investment hedges that are highly effective are recorded in other comprehensive income (loss). The Company performs an assessment, at inception and, at a minimum, quarterly thereafter, to determine the effectiveness of the derivative in offsetting changes in the value or cash flows of the hedged item(s).
If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in other comprehensive income (loss) is reported in earnings immediately, unless the forecasted transaction is at least reasonably possible of occurring, whereby the amounts remain within other comprehensive income (loss).
Revenue Recognition
Revenue Recognition
In the ordinary course of business, the Company recognizes income derived from various revenue generating activities. Certain revenues are generated from contracts where they are recognized when, or as services or products are transferred to customers for amounts the Company expects to be entitled. Revenue generating activities related to financial assets and liabilities are also recognized, including mortgage servicing fees, loan commitment fees, foreign currency remeasurements, and gains and losses on securities, equity investments and unconsolidated subsidiaries. Certain specific policies include the following:
Card Revenue Card revenue includes interchange from credit, debit and stored-value cards processed through card association networks, annual fees, and other transaction and account management fees. Interchange rates are generally set by the card associations and based on purchase volumes and other factors. The Company records interchange as services are provided. Transaction and account management fees are recognized as services are provided, except for annual fees which are recognized over the applicable period. Costs for rewards programs and certain payments to partners and card associations are also recorded within card revenue when services are provided. The Company predominately records card revenue within the Payment Services business segment.
Corporate Payment Products Revenue Corporate payment products revenue primarily includes interchange from commercial card products processed through card association networks and revenue from proprietary network transactions. The Company records corporate payment products revenue as services are provided. Certain payments to card associations and customers are also recorded within corporate payment products revenue as services are provided. Corporate payment products revenue is recorded within the Payment Services business segment.
Merchant Processing Services Merchant processing services revenue consists principally of merchant discount and other transaction and account management fees charged to merchants for the electronic processing of card association network transactions, less interchange paid to the card-issuing bank, card association assessments, and revenue sharing amounts. All of these are recognized at the time the merchant’s services are performed. The Company may enter into revenue sharing agreements with referral partners or in connection with purchases of merchant contracts from sellers. The revenue sharing amounts are determined primarily on sales volume processed or revenue generated for a particular group of merchants. Merchant processing revenue also includes revenues related to point-of-sale equipment recorded as sales when the equipment is shipped or as earned for equipment rentals. The Company records merchant processing services revenue within the Payment Services business segment.
Trust and Investment Management Fees Trust and investment management fees are recognized over the period in which services are performed and are based on a percentage of the fair value of the assets under management or administration, fixed based on account type, or transaction-based fees. Services provided to clients include trustee, transfer agent, custodian, fiscal agent, escrow, fund accounting and administration services. Services provided to mutual funds may include selling, distribution and marketing services. Trust and investment management fees are predominately recorded within the Wealth, Corporate, Commercial and Institutional Banking business segment.
Service Charges Service charges include fees received on deposit accounts under depository agreements with customers to provide access to deposited funds, serve as a custodian of funds, and when applicable, pay interest on deposits. Checking or savings accounts may contain fees for various services used on a day-to-day basis by a customer. Fees are recognized as services are delivered to and consumed by the customer, or as fees are charged. Service charges also include revenue generated from ATM transaction processing and settlement services which is recognized at the time the services are performed. Certain payments to partners and card associations related to ATM processing services are also recorded within service charges as services are provided. Further, revenue generated from treasury management services are included in service charges and include fees for a broad range of products and services that enable customers to manage their cash more efficiently. These products and services include cash and investment management, receivables management, disbursement services, funds transfer services, and information reporting. Treasury management revenue is recognized as products and services are provided to customers. The Company reflects a discount calculated on monthly average collected customer balances. Service charges are reported primarily within the Wealth, Corporate, Commercial and Institutional Banking, and Consumer and Business Banking business segments.
Capital Markets Revenue Capital markets revenue primarily includes revenue related to ancillary services provided to Wealth, Corporate, Commercial and Institutional Banking, and Consumer and Business Banking customers, including underwriting fees, standby letter of credit fees, non-yield related loan fees, loan and syndication fees, and revenue recognized on customer-related derivatives and sales of direct financing leases. The Company charges underwriting fees when leading or participating with a group of underwriters in raising investment capital on behalf of securities issuers. These fees are recognized at securities issuance. The Company, in its role as lead underwriter, arranges deal structuring and use of outside vendors for the underwriting group. The Company recognizes only those fees and expenses related to its underwriting commitment. Sales of direct financing leases are recognized at point of sale.
Mortgage Banking Revenue Mortgage banking revenue includes revenue derived from mortgages originated and subsequently sold, generally with servicing retained. The primary components include: gains and losses on mortgage sales; servicing revenue; changes in fair value for mortgage loans originated with the intent to sell and measured at fair value under the fair value option; changes in fair value for derivative commitments to purchase and originate mortgage loans; changes in the fair value of MSRs; and the impact of risk management activities associated with the mortgage origination pipeline, funded loans and MSRs. Net interest income from mortgage loans is recorded in interest income. Refer to Other Significant Policies in Note 1, as well as Note 9 and Note 21 for a further discussion of MSRs. Mortgage banking revenue is reported within the Consumer and Business Banking business segment.
Investment Products Fees Investment products fees include commissions related to the execution of requested security trades, distribution fees from sale of mutual funds, and investment advisory fees. Commissions and investment advisory fees are recognized as services are delivered to and utilized by the customer. Distribution fees are received over time, are dependent on the consumer maintaining their mutual fund asset position and the value of such position. These revenues are estimated and recognized at the point a significant reversal of revenue becomes remote. Investment products fees are predominately reported within the Wealth, Corporate, Commercial and Institutional Banking business segment.
Other Noninterest Income Other noninterest income is primarily related to financial assets including income on unconsolidated subsidiaries and equity method investments, gains on sale of other investments and corporate owned life insurance proceeds. The Company reports other noninterest income across all business segments.
Goodwill and Other Intangible Assets	Goodwill and Other Intangible Assets Goodwill is recorded on acquired businesses if the purchase price exceeds the fair value of the net assets acquired. Goodwill is not amortized but is subject, at a minimum, to annual tests for impairment at a reporting unit level. In certain situations, an interim impairment test may be required if events occur or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Determining the amount of goodwill impairment, if any, includes assessing whether the carrying value of a reporting unit exceeds its fair value. Other intangible assets are recorded at their fair value upon completion of a business acquisition or certain other transactions, and include core deposits benefits and the value of customer contracts or relationships. Other intangible assets are amortized over their estimated useful lives, using straight-line and accelerated methods and are reviewed for impairment when indicators of impairment are present. Determining the amount of other intangible asset impairment, if any, includes assessing the present value of the estimated future cash flows associated with the intangible asset and comparing it to the carrying amount of the asset.
Income Taxes	Income Taxes Deferred taxes are recorded to reflect the tax consequences on future years of differences between the tax basis of assets and liabilities and their financial reporting carrying amounts. The Company uses the deferral method of accounting on investments that generate investment tax credits. Under this method, the investment tax credits are recognized as a reduction to the related asset. For investments in qualified affordable housing projects and certain other tax-advantaged investments, the Company presents the expense in tax expense rather than noninterest expense.
Mortgage Servicing Rights	Mortgage Servicing Rights MSRs are capitalized as separate assets when loans are sold and servicing is retained or if they are purchased from others. MSRs are recorded at fair value. The Company determines the fair value by estimating the present value of the asset’s future cash flows utilizing market-based prepayment rates, option adjusted spread, and other assumptions validated through comparison to trade information, industry surveys and independent third-party valuations. Changes in the fair value of MSRs are recorded in earnings as mortgage banking revenue during the period in which they occur.
Pensions
Pensions For purposes of its pension plans, the Company utilizes its fiscal year-end as the measurement date. At the measurement date, plan assets are determined based on fair value, generally representing observable market prices or the net asset value provided by the funds’ trustee or administrator. The actuarial cost method used to compute the pension liabilities and related expense is the projected unit credit method. The projected benefit obligation is principally determined based on the present value of projected benefit distributions at an assumed discount rate. The discount rate utilized is based on the investment yield of high quality corporate bonds available in the marketplace with maturities equal to projected cash flows of future benefit payments as of the measurement date. Periodic pension expense (or income) includes service costs, interest costs based on the assumed discount rate, the expected return on plan assets based on an actuarially derived market-related value and amortization of actuarial gains and losses. Service cost is included in compensation and employee benefits expense on the Consolidated Statement of Income, with all other components of periodic pension expense included in other noninterest expense on the Consolidated Statement of Income.
Pension accounting reflects the long-term nature of benefit obligations and the investment horizon of plan assets, and can have the effect of reducing earnings volatility related to short-term changes in interest rates and market valuations. Actuarial gains and losses include the impact of plan amendments and various unrecognized gains and losses which are deferred, and to the extent exceed 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets, are amortized over the future service periods of active employees or the remaining life expectancies of inactive participants. The market-related value utilized to determine the expected return on plan assets is based on fair value adjusted for the difference between expected returns and actual performance of plan assets. The unrealized difference between actual experience and expected returns is included in expense over a period of approximately 15 years for active employees and approximately 30 years for inactive participants. The overfunded or underfunded status of each plan is recorded as an asset or liability on the Consolidated Balance Sheet, with changes in that status recognized through other comprehensive income (loss).
Premises and Equipment
Premises and Equipment Premises and equipment are stated at cost less accumulated depreciation and depreciated primarily on a straight-line basis over the estimated life of the assets. Estimated useful lives range up to 40 years for newly constructed buildings and from 3 to 25 years for furniture and equipment.
The Company, as lessee, records an ROU asset for each lease with an original term greater than 12 months. ROU assets are included in premises and equipment, with the corresponding lease liabilities included in long-term debt and other liabilities.
Capitalized Software
Capitalized Software The Company capitalizes certain costs associated with the acquisition or development of internal-use software. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software’s expected useful life and reviewed for impairment on an ongoing basis. Estimated useful lives are generally 3 to 5 years, but may range up to 7 years. Capitalized software costs are included in other assets.

Stock-Based Compensation
Stock-Based Compensation The Company grants stock-based awards, which may include restricted stock, restricted stock units and options to purchase common stock of the Company. Restricted stock and restricted stock unit grants are awarded at no cost to the recipient. Stock option grants are for a fixed number of shares to employees and directors with an exercise price equal to the fair value of the shares at the date of grant. Stock-based compensation for awards is recognized in the Company’s results of operations over the vesting period. The Company accelerates recognition of compensation cost on awards to employees that meet retirement status, despite their continued active employment. Previously recognized compensation on forfeited awards is reversed in the period the awards are forfeited. As compensation expense is recognized, a deferred tax asset is recorded that represents an estimate of the future tax deduction from exercise or release of restrictions. At the time stock-based awards are exercised, cancelled, expire, or restrictions are released, the Company may be required to recognize an adjustment to tax expense, depending on the market price of the Company’s common stock at that time.

Per Share Calculations	Per Share Calculations Earnings per common share is calculated using the two-class method under which earnings are allocated to common shareholders and holders of participating securities. Unvested stock-based compensation awards that contain nonforfeitable rights to dividends or dividend equivalents are considered participating securities under the two-class method. Net income applicable to U.S. Bancorp common shareholders is then divided by the weighted-average number of common shares outstanding to determine earnings per common share. Diluted earnings per common share is calculated by adjusting income and outstanding shares, assuming conversion of all potentially dilutive securities.
Accounting Changes
Income Taxes – Improvements to Income Tax Disclosures Effective with the 2025 annual reporting period, the Company adopted guidance on a retrospective basis, issued by the Financial Accounting Standards Board (“FASB”) in December 2023, related to income tax disclosures. This guidance requires additional information in income tax rate reconciliation disclosures and additional disclosures about income taxes paid. The adoption of this guidance was not material to the Company’s financial statements.
Hedge Accounting Improvements In November 2025, the FASB issued guidance, effective for the Company for annual reporting periods beginning after December 15, 2026, related to hedge accounting. This guidance seeks to align hedge accounting with the economics of an entity’s risk management activities. The guidance is to be adopted on a prospective basis with an election to adopt the guidance for hedging relationships that exist on the date of adoption. The Company expects the adoption of this guidance will not be material to its financial statements.
Accounting for Credit Losses on Purchased Loans In November 2025, the FASB issued guidance, effective for the Company for annual reporting periods beginning after December 15, 2026, related to accounting for credit losses on purchased loans. This guidance requires the allowance established for certain loans that are acquired without credit deterioration, excluding credit cards, be offset by an increase in the basis of the acquired loans at acquisition. The guidance is to be adopted on a prospective basis to loans that are acquired on or after the adoption date.
Targeted Improvements to the Accounting for Internal-Use Software In September 2025, the FASB issued guidance, effective for the Company for annual reporting periods beginning after December 15, 2027, related to accounting for internal-use software. This guidance makes targeted improvements to modernize accounting for software costs, including when determining the starting point for capitalization. The guidance allows adoption using several transition methods. The Company expects the adoption of this guidance will not be material to its financial statements.

Accounting for Transfers and Servicing of Financial Assets	In accordance with the accounting guidance for asset transfers, the Company considers any ongoing involvement with transferred assets in determining whether the assets can be derecognized from the balance sheet.For loans sold under participation agreements, the Company also considers whether the terms of the loan participation agreement meet the accounting definition of a participating interest. With the exception of servicing and certain performance-based guarantees, the Company’s continuing involvement with financial assets sold is minimal and generally limited to market customary representation and warranty clauses. Any gain or loss on sale depends on the previous carrying amount of the transferred financial assets, the consideration received, and any liabilities incurred in exchange for the transferred assets. Upon transfer, any servicing assets and other interests that continue to be held by the Company are initially recognized at fair value.
Variable Interest Entities
The Company is not required to consolidate VIEs in which it has concluded it does not have a controlling financial interest, and thus is not the primary beneficiary. In such cases, the Company does not have both the power to direct the entities’ most significant activities and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIEs. The assets of each unconsolidated VIE can only be used to settle the VIE’s obligations and if the VIE defaults on its obligations, creditors do not have general recourse to the Company.
The Company’s investments in these unconsolidated VIEs are carried in other assets on the Consolidated Balance Sheet. The Company’s unfunded capital and other commitments related to these unconsolidated VIEs are generally carried in other liabilities on the Consolidated Balance Sheet. The Company’s maximum exposure to loss from these unconsolidated VIEs include the investment recorded on the Company’s Consolidated Balance Sheet, net of unfunded capital commitments, and previously recorded tax credits which remain subject to recapture by taxing authorities based on compliance features required to be met at the project level. While the Company believes potential losses from these investments are remote, the maximum exposure was determined by assuming a scenario where the community-based business and housing projects completely fail and do not meet certain government compliance requirements resulting in recapture of the related tax credits.
Netting Arrangements for Certain Financial Instruments
The Company’s derivative portfolio consists of bilateral over-the-counter trades, certain interest rate derivatives and credit contracts required to be centrally cleared through clearinghouses per current regulations, and exchange-traded positions which may include U.S. Treasury and SOFR futures or options on U.S. Treasury futures. Of the Company’s $1.4 trillion total notional amount of derivative positions at December 31, 2025, $649.4 billion related to bilateral over-the-counter trades, $725.5 billion related to those centrally cleared through clearinghouses and $69.8 billion related to those that were exchange-traded. The Company’s derivative contracts typically include offsetting rights (referred to as netting arrangements), and depending on expected volume, credit risk, and counterparty preference, collateral maintenance may be required. For all derivatives under collateral support arrangements, fair value is determined daily and, depending on the collateral maintenance requirements, the Company and a counterparty may receive or deliver collateral, based upon the net fair value of all derivative positions between the Company and the counterparty. Collateral is typically cash, but securities may be allowed under collateral arrangements with certain counterparties. Receivables and payables related to cash collateral are included in other assets and other liabilities on the Consolidated Balance Sheet, along with the related derivative asset and liability fair values. Any securities pledged to counterparties as collateral remain on the Consolidated Balance Sheet. Securities received from counterparties as collateral are not recognized on the Consolidated Balance Sheet, unless the counterparty defaults. In general, securities used as collateral can be sold, repledged or otherwise used by the party in possession. No restrictions exist on the use of cash collateral by either party. Refer to Note 19 for further discussion of the Company’s derivatives, including collateral arrangements.
As part of the Company’s treasury and broker-dealer operations, the Company executes transactions that are treated as securities sold under agreements to repurchase or securities purchased under agreements to resell, both of which are accounted for as collateralized financings. Securities sold under agreements to repurchase include repurchase agreements and securities loaned transactions.
Securities purchased under agreements to resell include reverse repurchase agreements and securities borrowed transactions. For securities sold under agreements to repurchase, the Company records a liability for the cash received, which is included in short-term borrowings on the Consolidated Balance Sheet. For securities purchased under agreements to resell, the Company records a receivable for the cash paid, which is included in other assets on the Consolidated Balance Sheet.
Securities transferred to counterparties under repurchase agreements and securities loaned transactions continue to be recognized on the Consolidated Balance Sheet, are measured at fair value, and are included in investment securities or other assets. Securities received from counterparties under reverse repurchase agreements and securities borrowed transactions are not recognized on the Consolidated Balance Sheet unless the counterparty defaults. The securities transferred under repurchase and reverse repurchase transactions typically are U.S. Treasury and agency securities, residential agency mortgage-backed securities, corporate debt securities or asset-backed securities. The securities loaned or borrowed typically are corporate debt securities traded by the Company’s primary broker-dealer subsidiary. In general, the securities transferred can be sold, repledged or otherwise used by the party in possession. At December 31, 2025 and December 31, 2024, the fair value of collateral received where the Company has the contractual right to sell or repledge was $62.6 billion and $7.8 billion, respectively, of which $56.6 billion and $7.6 billion had been sold or repledged. No restrictions exist on the use of cash collateral by either party. Repurchase/reverse repurchase and securities loaned/borrowed transactions expose the Company to counterparty risk. The Company manages this risk by performing assessments, independent of business line managers, and establishing concentration limits on each counterparty. Additionally, these transactions include collateral arrangements that require the fair values of the underlying securities to be determined daily, resulting in cash being obtained from or refunded to counterparties to maintain specified collateral levels.
The Company executes its derivative, repurchase/reverse repurchase and securities loaned/borrowed transactions under the respective industry standard agreements. These agreements include master netting arrangements that allow for multiple contracts executed with the same counterparty to be viewed as a single arrangement. This allows for net settlement of a single amount on a daily basis. In the event of default, the master netting arrangement provides for close-out netting, which allows all of these positions with the defaulting counterparty to be terminated and net settled with a single payment amount.
The Company has elected to offset the assets and liabilities under netting arrangements for the balance sheet presentation of the majority of its derivative counterparties. The netting occurs at the counterparty level, and includes all assets and liabilities related to the derivative contracts, including those associated with cash collateral received or delivered. The Company has also elected to offset the assets and liabilities under netting arrangements for the balance sheet presentation of repurchase/reverse repurchase transactions with certain counterparties, but has not made the election for securities loaned/borrowed transactions.
Fair Values of Assets and Liabilities
The Company uses fair value measurements for the initial recording of certain assets and liabilities, periodic remeasurement of certain assets and liabilities, and disclosures. Derivatives, trading and available-for-sale investment securities, MSRs, certain time deposits and structured long-term notes, and substantially all MLHFS are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as loans held for sale, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-fair value accounting or impairment write-downs of individual assets. Other financial instruments, such as held-to-maturity investment securities, loans, the majority of time deposits, short-term borrowings and long-term debt, are accounted for at amortized cost. See “Fair Value of Financial Instruments” in this Note for further information on the estimated fair value of these other financial instruments. In accordance with disclosure guidance, certain financial instruments, such as deposits with no defined or contractual maturity, receivables and payables due in one year or less, insurance contracts and equity investments not accounted for at fair value, are excluded from this Note.
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. A fair value measurement reflects all of the assumptions that market participants would use in pricing the asset or liability, including assumptions about the risk inherent in a particular valuation technique, the effect of a restriction on the sale or use of an asset and the risk of nonperformance.
The Company groups its assets and liabilities measured at fair value into a three-level hierarchy for valuation techniques used to measure financial assets and financial liabilities at fair value. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•Level 1 — Quoted prices in active markets for identical assets or liabilities. Level 1 includes U.S. Treasury securities, as well as exchange-traded instruments.
•Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes debt securities that are traded less frequently than exchange-traded instruments and which are typically valued using third party pricing services; derivative contracts and other assets and liabilities, including securities, certain time deposits, and structured long-term notes, whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data; and
MLHFS whose values are determined using quoted prices for similar assets or pricing models with inputs that are observable in the market or can be corroborated by observable market data.
•Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category includes MSRs and certain derivative contracts.
Valuation Methodologies
The valuation methodologies used by the Company to measure financial assets and liabilities at fair value are described below. In addition, the following section includes an indication of the level of the fair value hierarchy in which the assets or liabilities are classified. Where appropriate, the descriptions include information about the valuation models and key inputs to those models. During the years ended December 31, 2025, 2024 and 2023, there were no significant changes to the valuation techniques used by the Company to measure fair value.
Available-for-Sale Investment Securities When quoted market prices for identical securities are available in an active market, these prices are used to determine fair value and these securities are classified within Level 1 of the fair value hierarchy. Level 1 investment securities include U.S. Treasury and exchange-traded securities.
For other securities, quoted market prices may not be readily available for the specific securities. When possible, the Company determines fair value based on market observable information, including quoted market prices for similar securities, inactive transaction prices, and broker quotes. These securities are classified within Level 2 of the fair value hierarchy. Level 2 valuations are generally provided by a third-party pricing service. Level 2 investment securities are predominantly agency mortgage-backed securities, certain other asset-backed securities, obligations of state and political subdivisions and agency debt securities.
Mortgage Loans Held For Sale MLHFS measured at fair value, for which an active secondary market and readily available market prices exist, are initially valued at the transaction price and are subsequently valued by comparison to instruments with similar collateral and risk profiles. MLHFS are classified within Level 2. Included in mortgage banking revenue was a net gain of $30 million and net losses of $15 million and $46 million for the years ended December 31, 2025, 2024 and 2023, respectively, from the changes to fair value of these MLHFS under fair value option accounting guidance. Changes in fair value due to instrument specific credit risk were immaterial.
Interest income for MLHFS is measured based on contractual interest rates and reported as interest income on the Consolidated Statement of Income. Electing to measure MLHFS at fair value reduces certain timing differences and better matches changes in fair value of these assets with changes in the value of the derivative instruments used to economically hedge them without the burden of complying with the requirements for hedge accounting.
Time Deposits The Company elects the fair value option to account for certain time deposits that are hedged with derivatives that do not qualify for hedge accounting. Electing to measure these time deposits at fair value reduces certain timing differences and better matches changes in fair value of these deposits with changes in the value of the derivative instruments used to economically hedge them. The time deposits measured at fair value are valued using a discounted cash flow model that utilizes market observable inputs and are classified within Level 2. Included in interest expense on deposits was a net loss of $8 million and a net gain of $4 million for the years ended December 31, 2025 and 2024, respectively, from the changes in fair value of time deposits under fair value option accounting guidance.
Long-term Debt The Company elects the fair value option to account for certain structured notes that are hedged with derivatives that do not qualify for hedge accounting. Electing to measure these structured notes at fair value reduces certain timing differences and better matches changes in fair value of these notes with changes in the value of the derivative instruments used to economically hedge them. The structured notes measured at fair value are valued using a discounted cash flow model that utilizes market observable inputs and are classified within Level 2. The discount rate used in the discounted cash flow model incorporates the impact of the Company's credit spread, which is based on observable spreads in the secondary bond market. Changes in fair value attributable to instrument specific credit risk are recorded as debit valuation adjustments (“DVA”) in other comprehensive income (loss) with all other changes in fair value recorded in interest expense. Included in other comprehensive income (loss) and interest expense on long-term debt was a net DVA loss of $15 million and a gain of $1 million for the years ended December 31, 2025 and 2024, respectively, and net gains of $2 million and $17 million for the years ended December 31, 2025 and 2024, respectively, from the changes in fair value of structured notes under fair value option account guidance.
Mortgage Servicing Rights MSRs are valued using a discounted cash flow methodology, and are classified within Level 3. The Company determines fair value of the MSRs by projecting future cash flows for different interest rate scenarios using prepayment rates and other assumptions, and discounts these cash flows using a risk adjusted rate based on option adjusted spread levels. There is minimal observable market activity for MSRs on comparable portfolios and, therefore, the determination of fair value requires significant management judgment. Refer to Note 9 for further information on MSR valuation assumptions.
Derivatives The majority of derivatives held by the Company are executed over-the-counter or centrally cleared through clearinghouses and are valued using market standard cash flow valuation techniques. The models incorporate inputs, depending on the type of derivative, including interest rate curves, foreign exchange rates and volatility. All derivative values incorporate an assessment of the risk of counterparty nonperformance, measured based on the Company’s evaluation of credit risk including external assessments of credit risk. The Company monitors and manages its nonperformance risk by considering its ability to net derivative positions under master netting arrangements, as well as collateral received or provided under collateral arrangements. Accordingly, the Company has elected to measure the fair value of derivatives, at a counterparty level, on a net basis. The majority of the derivatives are classified within Level 2 of the fair value hierarchy, as the significant inputs to the models, including nonperformance risk, are observable. However, certain derivative transactions are with counterparties where risk of nonperformance cannot be observed in the market and, therefore, the credit valuation adjustments result in these derivatives being classified within Level 3 of the fair value hierarchy.
The Company also has other derivative contracts that are created through its operations, including commitments to purchase and originate mortgage loans and swap agreements executed in conjunction with the sale of a portion of its Class B common and preferred shares of Visa Inc. (the “Visa swaps”). The mortgage loan commitments are valued by pricing models that include market observable and unobservable inputs, which result in the commitments being classified within Level 3 of the fair value hierarchy. The unobservable inputs include assumptions about the percentage of commitments that actually become a closed loan and the MSR value that is inherent in the underlying loan value. The Visa swaps require payments by either the Company or the purchaser of the Visa Inc. Class B common and preferred shares when there are changes in the conversion rate of the Visa Inc. Class B common and preferred shares to Visa Inc. Class A common and preferred shares, respectively, as well as quarterly payments to the purchaser based on specified terms of the agreements. Management reviews and updates the Visa swaps fair value in conjunction with its review of Visa Inc. related litigation contingencies, and the associated escrow funding. The expected litigation resolution impacts the Visa Inc. Class B common share to Visa Inc. Class A common share conversion rate, as well as the ultimate termination date for the Visa swaps. Accordingly, the Visa swaps are classified within Level 3. Refer to Note 22 for further information on the Visa Inc. restructuring and related card association litigation.